Deposits from the Central Bank and Deposits from credit institutions (Tables)	12 Months Ended
Dec. 31, 2021
Deposits from the Central Bank and credit institutions
Financial liabilities
Schedule of financial liabilities

	12/31/2020	12/31/2021

Classification:
Financial liabilities at fair value through profit or loss	79,859	40,848
Financial liabilities at amortized cost	187,503	169,955
	267,362	210,803
Type:
Reciprocal accounts	9,418	13,373
Time deposits	5,538	5,471
Overnight deposits	23,826	26,164
Repurchase agreements	206,188	132,621
Other accounts	22,329	33,072
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	—	26,919
Others	22,329	6,153
Accrued interest	63	102
	267,362	210,803
Currency:
Peso	239,831	177,336
USD	27,494	33,424
Other currencies	37	43
	267,362	210,803